Balance Sheets (USD $)	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2010
Investment in real estate assets:
Real estate under to land contracts, less accumulated depreciation of $8,587, $-0- and $3,304 respectively	$ 291,847	$ 516,268	$ 0
Inventory of real estate	1,676,284	28,469	0
Total investment in real estate assets, net	1,968,131	544,737	0
Cash and equivalents	32,646	6,986	5,000
Prepaid and other current assets		23,444	2,700
Due from shareholders	459,236	0
Property and equipment, less accumulated depreciation of $4,115, $-0- and $4,428 respectively		313	0
Total assets	2,460,013	575,480	7,700
Liabilities and Shareholders Equity (Deficit)
Due to shareholders		25,285	22,700
Note payable	2,111,921	0	10,000
Accrued liabilities	43,768	6,321	0
Deposit liabilities	98,110	150,900	0
Total liabilities	2,253,799	182,506	32,700
Commitments and contingencies		0	0
Series A preferred stock, $10 par value, 10,000,000,000 shares authorized, 0 shares issued and outstanding		0	0
Series A preferred stock, no par value, 90,000,000,000 shares authorized, 0 shares issued and outstanding		0	0
Common stock, $0.001 par value, 100,000,000 shares authorized, 10,098,713 shares issued and outstanding at March 31, 2012 and at June 30, 2011, and 8,600,000 shares issued and outstanding at June 30, 2010	10,099	10,099	8,600
Paid-in capital	1,129,015	1,129,015	531,520
Accumulated deficit	(932,900)	(746,140)	(565,120)
Total shareholders equity	206,214	392,974	(25,000)
Total liabilities and stockholders equity	$ 2,460,013	$ 575,480	$ 7,700